Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Additional Paid-in Capital [Member]	Retained Earnings [Member]
TOTAL MEMBER'S EQUITY	$ 1,141.0	$ 964.0	$ 177.0
Capital Contributions from Member	279.0	279.0
Net Income (Loss)	132.9		132.9
TOTAL MEMBER'S EQUITY	1,552.9	1,243.0	309.9
Capital Contributions from Member	212.0	212.0
Net Income (Loss)	192.7		192.7
TOTAL MEMBER'S EQUITY	1,957.6	1,455.0	502.6
Capital Contributions from Member	361.6	361.6
Net Income (Loss)	286.1		286.1
TOTAL MEMBER'S EQUITY	$ 2,605.3	$ 1,816.6	$ 788.7